SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - Restricted Share Units [Member]	3 Months Ended
Mar. 31, 2024 $ / shares shares
Statement [Line Items]
Stock Options Outstanding	2,409,444
March 29, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	1,763,124
March 25, 2022 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.19
Stock Options Outstanding	577,000
July 10, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 0.94
Stock Options Outstanding	69,320